UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1352

Fidelity Devonshire Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Equity-Income Fund

October 31, 2018

EQU-QTLY-1218
1.809096.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	892,689	$27,388
Verizon Communications, Inc.	4,512,860	257,639
		285,027
Entertainment - 0.5%
The Walt Disney Co.	245,700	28,214
Media - 2.4%
Comcast Corp. Class A	2,966,088	113,127
Interpublic Group of Companies, Inc.	832,900	19,290
Omnicom Group, Inc.	203,900	15,154
		147,571
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	7,043	483

TOTAL COMMUNICATION SERVICES		461,295

CONSUMER DISCRETIONARY - 6.4%
Automobiles - 0.8%
General Motors Co.	1,286,300	47,066
Hotels, Restaurants & Leisure - 3.7%
Bluegreen Vacations Corp.	165,083	2,163
Carnival Corp.	279,800	15,680
Cedar Fair LP (depositary unit)	353,100	18,100
Dunkin' Brands Group, Inc.	318,100	23,081
McDonald's Corp.	699,100	123,671
Royal Caribbean Cruises Ltd.	157,600	16,505
Wyndham Destinations, Inc.	328,000	11,769
Wyndham Hotels & Resorts, Inc.	320,900	15,817
		226,786
Multiline Retail - 0.4%
Macy's, Inc.	710,000	24,346
Specialty Retail - 1.5%
Home Depot, Inc.	160,800	28,282
Lowe's Companies, Inc.	253,400	24,129
TJX Companies, Inc.	334,400	36,744
		89,155

TOTAL CONSUMER DISCRETIONARY		387,353

CONSUMER STAPLES - 8.6%
Beverages - 0.1%
Keurig Dr. Pepper, Inc.	263,700	6,856
Food & Staples Retailing - 1.3%
Walmart, Inc.	797,491	79,972
Food Products - 2.8%
Bunge Ltd.	196,800	12,162
Hilton Food Group PLC	1,597,005	18,821
McCormick & Co., Inc. (non-vtg.)	203,200	29,261
Mondelez International, Inc.	866,300	36,367
Nestle SA (Reg. S)	217,379	18,352
The J.M. Smucker Co.	261,800	28,358
The Kraft Heinz Co.	508,700	27,963
		171,284
Household Products - 0.8%
Kimberly-Clark Corp.	181,400	18,920
Procter & Gamble Co.	290,097	25,726
		44,646
Personal Products - 0.5%
Unilever NV (Certificaten Van Aandelen) (Bearer)	592,300	31,827
Tobacco - 3.1%
Altria Group, Inc.	1,134,500	73,788
British American Tobacco PLC (United Kingdom)	1,589,200	68,892
Imperial Tobacco Group PLC	522,867	17,731
Philip Morris International, Inc.	286,200	25,206
		185,617

TOTAL CONSUMER STAPLES		520,202

ENERGY - 9.0%
Oil, Gas & Consumable Fuels - 9.0%
BP PLC	3,056,800	22,081
Chevron Corp.	1,197,472	133,698
ConocoPhillips Co.	1,449,000	101,285
Enterprise Products Partners LP	1,154,400	30,961
Imperial Oil Ltd.	995,600	31,098
Phillips 66 Co.	398,700	40,994
Suncor Energy, Inc.	1,641,900	55,077
The Williams Companies, Inc.	3,831,262	93,215
Valero Energy Corp.	409,000	37,256
		545,665
FINANCIALS - 22.9%
Banks - 14.3%
Bank of America Corp.	6,516,900	179,215
Citigroup, Inc.	2,103,000	137,662
JPMorgan Chase & Co.	2,458,682	268,038
KeyCorp	1,087,516	19,749
Lakeland Financial Corp.	3,200	138
Regions Financial Corp.	946,700	16,065
SunTrust Banks, Inc.	680,400	42,634
Wells Fargo & Co.	3,773,950	200,887
		864,388
Capital Markets - 4.7%
KKR & Co. LP	5,223,565	123,537
State Street Corp.	443,099	30,463
The Blackstone Group LP	3,992,532	129,198
TPG Specialty Lending, Inc.	1	0
		283,198
Consumer Finance - 1.0%
Capital One Financial Corp.	445,700	39,801
Discover Financial Services	306,800	21,375
		61,176
Insurance - 2.9%
Aspen Insurance Holdings Ltd.	104,200	4,364
Axis Capital Holdings Ltd.	92,000	5,133
Chubb Ltd.	606,500	75,758
Marsh & McLennan Companies, Inc.	203,200	17,221
MetLife, Inc.	1,103,638	45,459
The Travelers Companies, Inc.	223,800	28,004
		175,939

TOTAL FINANCIALS		1,384,701

HEALTH CARE - 13.4%
Biotechnology - 2.3%
Amgen, Inc.	710,000	136,881
Health Care Equipment & Supplies - 2.3%
Becton, Dickinson & Co.	383,300	88,351
Danaher Corp.	519,700	51,658
		140,009
Health Care Providers & Services - 1.9%
CVS Health Corp.	647,600	46,880
HealthSouth Corp.	3	0
UnitedHealth Group, Inc.	256,000	66,906
		113,786
Pharmaceuticals - 6.9%
AstraZeneca PLC (United Kingdom)	594,255	45,454
Bristol-Myers Squibb Co.	455,300	23,011
GlaxoSmithKline PLC	2,070,900	40,109
Johnson & Johnson	1,533,248	214,639
Roche Holding AG (participation certificate)	192,940	46,954
Sanofi SA	558,519	49,910
		420,077

TOTAL HEALTH CARE		810,753

INDUSTRIALS - 7.3%
Aerospace & Defense - 3.7%
General Dynamics Corp.	245,700	42,403
Northrop Grumman Corp.	20,500	5,370
Raytheon Co.	214,800	37,599
United Technologies Corp.	1,126,720	139,950
		225,322
Building Products - 0.0%
Johnson Controls International PLC	8,400	269
Commercial Services & Supplies - 0.2%
Waste Connection, Inc. (Canada)	178,145	13,619
Electrical Equipment - 1.6%
AMETEK, Inc.	531,200	35,633
Eaton Corp. PLC	415,500	29,779
Fortive Corp.	299,700	22,253
Regal Beloit Corp.	99,700	7,148
		94,813
Industrial Conglomerates - 1.2%
General Electric Co.	2,939,755	29,692
Roper Technologies, Inc.	154,400	43,680
		73,372
Machinery - 0.6%
Allison Transmission Holdings, Inc.	401,300	17,689
Ingersoll-Rand PLC	194,200	18,632
		36,321

TOTAL INDUSTRIALS		443,716

INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 3.3%
Cisco Systems, Inc.	4,399,686	201,286
Electronic Equipment & Components - 0.9%
Dell Technologies, Inc. (a)	326,703	29,531
TE Connectivity Ltd.	343,432	25,902
		55,433
IT Services - 1.1%
First Data Corp. Class A (a)	1,476,636	27,672
Paychex, Inc.	610,357	39,972
		67,644
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	966,600	45,314
NXP Semiconductors NV	30,400	2,280
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	597,500	22,765
		70,359
Software - 2.5%
Micro Focus International PLC	1,720,710	26,675
Microsoft Corp.	1,158,916	123,784
		150,459
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	347,300	76,010

TOTAL INFORMATION TECHNOLOGY		621,191

MATERIALS - 3.0%
Chemicals - 2.8%
DowDuPont, Inc.	2,088,900	112,633
LyondellBasell Industries NV Class A	535,700	47,822
The Chemours Co. LLC	223,300	7,371
		167,826
Containers & Packaging - 0.2%
Packaging Corp. of America	140,500	12,899

TOTAL MATERIALS		180,725

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	454,100	70,753
Public Storage	145,300	29,855
Spirit MTA REIT	16,680	179
		100,787
UTILITIES - 3.7%
Electric Utilities - 2.7%
Exelon Corp.	2,753,300	120,622
PPL Corp.	1,102,300	33,510
Xcel Energy, Inc.	232,400	11,390
		165,522
Multi-Utilities - 1.0%
Ameren Corp.	254,200	16,416
CenterPoint Energy, Inc.	816,100	22,043
Public Service Enterprise Group, Inc.	384,600	20,549
		59,008

TOTAL UTILITIES		224,530

TOTAL COMMON STOCKS
(Cost $4,424,899)		5,680,918

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bunge Ltd. 4.875%	5,000	516
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	6,000	352
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Fortive Corp. Series A, 5.00%	270	265
UTILITIES - 0.1%
Electric Utilities - 0.1%
Vistra Energy Corp. 7.00%	19,400	1,767
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS	14,500	628

TOTAL UTILITIES		2,395

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,674)		3,528
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Intelsat SA 4.5% 6/15/25 (b)	108	182
Entertainment - 0.0%
Liberty Media Corp. 1.375% 10/15/23	1,455	1,678
Interactive Media & Services - 0.0%
Twitter, Inc. 0.25% 6/15/24 (b)	718	673
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26	396	353
TOTAL COMMUNICATION SERVICES		2,886
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
MercadoLibre, Inc. 2% 8/15/28 (b)	441	424
Yahoo!, Inc. 0% 12/1/18	192	215
		639
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 5.5% 9/15/26	272	256
Scorpio Tankers, Inc. 3% 5/15/22	2,300	1,931
		2,187
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Dycom Industries, Inc. 0.75% 9/15/21	240	242
Electrical Equipment - 0.0%
SolarCity Corp. 1.625% 11/1/19	127	120
TOTAL INDUSTRIALS		362
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Okta, Inc. 0.25% 2/15/23 (b)	87	119
Square, Inc. 0.375% 3/1/22	131	419
		538
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp. 3.25% 8/1/39	361	819
Microchip Technology, Inc. 1.625% 2/15/25	234	305
Micron Technology, Inc. 3% 11/15/43	412	537
ON Semiconductor Corp. 1.625% 10/15/23	230	250
		1,911
Software - 0.0%
Atlassian, Inc. 0.625% 5/1/23 (b)	156	179
Coupa Software, Inc. 0.375% 1/15/23 (b)	52	80
Nuance Communications, Inc. 1.25% 4/1/25	590	592
		851
TOTAL INFORMATION TECHNOLOGY		3,300

TOTAL CONVERTIBLE BONDS		9,374

Nonconvertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Viacom, Inc. 6.25% 2/28/57 (c)	965	930
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 8.25% 5/1/25 (b)	535	574
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. 8% 12/15/22 (b)	1,330	1,184
Southwestern Energy Co. 4.1% 3/15/22	590	581
		1,765
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. 5.875% 5/15/23 (b)	1,060	1,014

TOTAL NONCONVERTIBLE BONDS		4,283

TOTAL CORPORATE BONDS
(Cost $14,154)		13,657

Bank Loan Obligations - 0.0%
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 2/27/25(c)(d)
(Cost $1,867)	1,868	1,853
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (e)(f)(g)
(Cost $22,679)	22,678,929	11,961

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 2.23% (h)
(Cost $349,837)	349,766,744	349,837
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,817,110)		6,061,754
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,872)
NET ASSETS - 100%		$6,057,882

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,429,000 or 0.1% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,961,000 or 0.2% of net assets.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$22,679

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,241
Fidelity Securities Lending Cash Central Fund	97
Total	$4,338

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$461,295	$461,295	$--	$--
Consumer Discretionary	387,353	387,353	--	--
Consumer Staples	520,718	401,131	119,587	--
Energy	545,665	523,584	22,081	--
Financials	1,384,701	1,384,701	--	--
Health Care	811,105	628,326	182,779	--
Industrials	443,981	443,716	265	--
Information Technology	621,191	594,516	26,675	--
Materials	180,725	180,725	--	--
Real Estate	100,787	100,787	--	--
Utilities	226,925	224,530	2,395	--
Corporate Bonds	13,657	--	13,657	--
Bank Loan Obligations	1,853	--	1,853	--
Other	11,961	--	--	11,961
Money Market Funds	349,837	349,837	--	--
Total Investments in Securities:	$6,061,754	$ 5,680,501	$369,292	$11,961

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series All-Sector Equity Fund

October 31, 2018

ASE-QTLY-1218
1.884778.114

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	1,373,100	$42,126,708
CenturyLink, Inc.	112,000	2,311,680
		44,438,388
Entertainment - 2.0%
Activision Blizzard, Inc.	371,421	25,646,620
Electronic Arts, Inc. (a)	62,400	5,677,152
Netflix, Inc. (a)	56,100	16,929,858
Take-Two Interactive Software, Inc. (a)	36,600	4,716,642
The Walt Disney Co.	176,617	20,280,930
		73,251,202
Interactive Media & Services - 4.6%
Alphabet, Inc.:
Class A (a)	9,200	10,033,336
Class C (a)	85,266	91,811,871
Facebook, Inc. Class A (a)	391,100	59,365,069
IAC/InterActiveCorp (a)	30,500	5,995,995
		167,206,271
Media - 1.0%
Comcast Corp. Class A	980,748	37,405,729
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	348,963	23,921,414

TOTAL COMMUNICATION SERVICES		346,223,004

CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.4%
Aptiv PLC	134,300	10,314,240
BorgWarner, Inc.	75,100	2,959,691
		13,273,931
Diversified Consumer Services - 0.4%
Service Corp. International	338,200	14,025,154
Hotels, Restaurants & Leisure - 2.5%
Hilton Grand Vacations, Inc. (a)	245,600	6,599,272
Marriott International, Inc. Class A	121,041	14,148,482
McDonald's Corp.	227,400	40,227,060
Royal Caribbean Cruises Ltd.	57,200	5,990,556
Starbucks Corp.	400,738	23,351,003
		90,316,373
Household Durables - 0.5%
Lennar Corp. Class A	190,800	8,200,584
Mohawk Industries, Inc. (a)	69,400	8,656,262
		16,856,846
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. (a)	65,560	104,765,536
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	196,800	16,590,240
Specialty Retail - 2.1%
Burlington Stores, Inc. (a)	72,000	12,347,280
Home Depot, Inc.	223,279	39,270,311
TJX Companies, Inc.	239,298	26,294,064
		77,911,655
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	87,000	8,350,260
Tapestry, Inc.	296,900	12,561,839
		20,912,099

TOTAL CONSUMER DISCRETIONARY		354,651,834

CONSUMER STAPLES - 6.5%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	81,804	16,297,811
Keurig Dr. Pepper, Inc.	152,943	3,976,518
Monster Beverage Corp. (a)	187,498	9,909,269
The Coca-Cola Co.	918,954	43,999,518
		74,183,116
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc.	9,229	736,197
Food Products - 1.3%
Bunge Ltd.	162,700	10,054,860
Mondelez International, Inc.	528,700	22,194,826
The Kraft Heinz Co.	139,600	7,673,812
TreeHouse Foods, Inc. (a)	164,700	7,503,732
		47,427,230
Household Products - 0.7%
Colgate-Palmolive Co.	334,884	19,942,342
Spectrum Brands Holdings, Inc.	96,532	6,269,753
		26,212,095
Personal Products - 0.4%
Coty, Inc. Class A	433,071	4,568,899
Estee Lauder Companies, Inc. Class A	74,842	10,286,284
		14,855,183
Tobacco - 2.0%
Altria Group, Inc.	127,930	8,320,567
Philip Morris International, Inc.	723,328	63,703,497
		72,024,064

TOTAL CONSUMER STAPLES		235,437,885

ENERGY - 5.1%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	223,000	5,951,870
Halliburton Co.	41,540	1,440,607
Schlumberger Ltd.	197,100	10,113,201
		17,505,678
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	193,781	10,309,149
Cabot Oil & Gas Corp.	169,200	4,099,716
Chevron Corp.	175,229	19,564,318
ConocoPhillips Co.	142,800	9,981,720
Devon Energy Corp.	330,400	10,704,960
Diamondback Energy, Inc.	43,300	4,865,188
EOG Resources, Inc.	192,500	20,277,950
Extraction Oil & Gas, Inc. (a)(b)	144,023	1,150,744
Exxon Mobil Corp.	303,324	24,168,856
HollyFrontier Corp.	69,300	4,673,592
Marathon Petroleum Corp.	56,100	3,952,245
Noble Energy, Inc.	317,500	7,889,875
Parsley Energy, Inc. Class A (a)	304,200	7,124,364
Phillips 66 Co.	133,800	13,757,316
Pioneer Natural Resources Co.	65,500	9,646,185
Targa Resources Corp.	75,800	3,916,586
Valero Energy Corp.	112,200	10,220,298
Whiting Petroleum Corp. (a)	76,800	2,864,640
		169,167,702

TOTAL ENERGY		186,673,380

FINANCIALS - 13.1%
Banks - 6.5%
Bank of America Corp.	2,258,987	62,122,143
Citigroup, Inc.	645,384	42,246,837
First Horizon National Corp.	768,300	12,400,362
Huntington Bancshares, Inc.	2,430,157	34,824,150
KeyCorp	694,600	12,613,936
M&T Bank Corp.	46,300	7,658,483
PNC Financial Services Group, Inc.	149,100	19,157,859
Wells Fargo & Co.	834,500	44,420,435
		235,444,205
Capital Markets - 1.0%
Bank of New York Mellon Corp.	150,600	7,127,898
Cboe Global Markets, Inc.	119,500	13,485,575
E*TRADE Financial Corp.	364,852	18,030,986
		38,644,459
Consumer Finance - 2.6%
American Express Co.	123,500	12,687,155
Capital One Financial Corp.	725,105	64,751,877
SLM Corp. (a)	1,049,446	10,641,382
Synchrony Financial	199,700	5,767,336
		93,847,750
Insurance - 3.0%
American International Group, Inc.	921,600	38,052,864
Hartford Financial Services Group, Inc.	186,700	8,479,914
MetLife, Inc.	827,800	34,097,082
The Travelers Companies, Inc.	148,000	18,519,240
Willis Group Holdings PLC	61,000	8,732,760
		107,881,860

TOTAL FINANCIALS		475,818,274

HEALTH CARE - 13.9%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	97,100	10,881,997
Amgen, Inc.	176,803	34,085,850
Biogen, Inc. (a)	42,424	12,908,350
Vertex Pharmaceuticals, Inc. (a)	128,100	21,707,826
		79,584,023
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	495,600	34,166,664
Baxter International, Inc.	310,100	19,384,351
Becton, Dickinson & Co.	157,100	36,211,550
Boston Scientific Corp. (a)	1,129,310	40,813,263
Intuitive Surgical, Inc. (a)	36,900	19,231,542
ResMed, Inc.	7,500	794,400
		150,601,770
Health Care Providers & Services - 4.7%
Aetna, Inc.	60,000	11,904,000
DaVita HealthCare Partners, Inc. (a)	152,900	10,296,286
HCA Holdings, Inc.	173,700	23,194,161
Henry Schein, Inc. (a)	162,557	13,492,231
Humana, Inc.	81,200	26,017,292
Molina Healthcare, Inc. (a)	99,800	12,651,646
UnitedHealth Group, Inc.	280,100	73,204,135
		170,759,751
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	127,300	8,247,767
Thermo Fisher Scientific, Inc.	110,600	25,841,690
		34,089,457
Pharmaceuticals - 2.0%
Allergan PLC	83,604	13,210,268
Bristol-Myers Squibb Co.	399,700	20,200,838
Eli Lilly & Co.	291,500	31,610,260
Perrigo Co. PLC	89,468	6,289,600
		71,310,966

TOTAL HEALTH CARE		506,345,967

INDUSTRIALS - 9.4%
Aerospace & Defense - 2.4%
General Dynamics Corp.	122,000	21,054,760
Northrop Grumman Corp.	83,400	21,846,630
Rockwell Collins, Inc.	36,900	4,723,938
The Boeing Co.	41,000	14,549,260
United Technologies Corp.	205,748	25,555,959
		87,730,547
Airlines - 0.4%
Southwest Airlines Co.	262,000	12,864,200
Building Products - 0.0%
Resideo Technologies, Inc. (a)	34,817	732,898
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc.	217,300	16,317,057
Electrical Equipment - 0.9%
AMETEK, Inc.	224,049	15,029,207
Fortive Corp.	247,498	18,376,727
		33,405,934
Industrial Conglomerates - 1.4%
3M Co.	35,500	6,754,230
General Electric Co.	1,400,000	14,140,000
Honeywell International, Inc.	208,905	30,253,622
		51,147,852
Machinery - 2.8%
Allison Transmission Holdings, Inc.	397,000	17,499,760
Apergy Corp. (a)	78,500	3,060,715
Caterpillar, Inc.	191,000	23,172,120
Gardner Denver Holdings, Inc. (a)	752,600	20,365,356
Ingersoll-Rand PLC	224,000	21,490,560
Snap-On, Inc.	101,800	15,671,092
		101,259,603
Professional Services - 0.6%
IHS Markit Ltd. (a)	396,293	20,817,271
Nielsen Holdings PLC	67,100	1,743,258
		22,560,529
Road & Rail - 0.5%
Norfolk Southern Corp.	102,000	17,118,660

TOTAL INDUSTRIALS		343,137,280

INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 0.2%
CommScope Holding Co., Inc. (a)	111,900	2,692,314
Palo Alto Networks, Inc. (a)	19,400	3,550,976
		6,243,290
Electronic Equipment & Components - 0.1%
Flextronics International Ltd. (a)	149,100	1,171,926
Jabil, Inc.	111,736	2,763,231
		3,935,157
IT Services - 3.3%
Alliance Data Systems Corp.	130,300	26,865,254
DXC Technology Co.	43,700	3,182,671
First Data Corp. Class A (a)	238,000	4,460,120
Global Payments, Inc.	53,200	6,077,036
GoDaddy, Inc. (a)	61,000	4,463,370
Leidos Holdings, Inc.	160,000	10,364,800
MasterCard, Inc. Class A	198,600	39,257,262
PayPal Holdings, Inc. (a)	237,200	19,969,868
Worldpay, Inc. (a)	69,200	6,355,328
		120,995,709
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. (a)	481,700	8,771,757
Analog Devices, Inc.	63,500	5,315,585
Applied Materials, Inc.	181,400	5,964,432
Broadcom, Inc.	70,700	15,800,743
Lam Research Corp.	75,600	10,714,788
Marvell Technology Group Ltd.	451,700	7,412,397
Micron Technology, Inc. (a)	239,600	9,037,712
NVIDIA Corp.	116,580	24,578,561
NXP Semiconductors NV	113,400	8,503,866
ON Semiconductor Corp. (a)	1,140,100	19,381,700
Qualcomm, Inc.	492,104	30,948,421
Xilinx, Inc.	75,100	6,411,287
		152,841,249
Software - 7.5%
Adobe, Inc. (a)	68,300	16,785,408
Autodesk, Inc. (a)	170,235	22,002,874
Citrix Systems, Inc.	192,554	19,731,008
Microsoft Corp.	1,363,400	145,624,754
Nuance Communications, Inc. (a)	1,453,800	25,281,582
Parametric Technology Corp. (a)	94,200	7,763,022
RingCentral, Inc. (a)	53,700	4,174,101
Salesforce.com, Inc. (a)	180,463	24,766,742
Workday, Inc. Class A (a)	48,400	6,438,168
		272,567,659
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	754,559	165,142,784

TOTAL INFORMATION TECHNOLOGY		721,725,848

MATERIALS - 2.5%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	39,400	6,081,390
Cabot Corp.	18,100	881,108
DowDuPont, Inc.	478,522	25,801,906
FMC Corp.	18,600	1,452,288
International Flavors & Fragrances, Inc.	13,900	2,010,774
LyondellBasell Industries NV Class A	123,547	11,029,041
Olin Corp.	266,900	5,391,380
Platform Specialty Products Corp. (a)	451,400	4,884,148
Sherwin-Williams Co.	6,400	2,518,208
The Chemours Co. LLC	395,300	13,048,853
Westlake Chemical Corp.	60,221	4,293,757
		77,392,853
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	19,300	3,305,704
Containers & Packaging - 0.1%
Aptargroup, Inc.	13,100	1,335,676
Crown Holdings, Inc. (a)	52,500	2,220,225
		3,555,901
Metals & Mining - 0.2%
Alcoa Corp. (a)	25,500	892,245
Freeport-McMoRan, Inc.	120,500	1,403,825
Livent Corp.	25,500	397,800
Newmont Mining Corp.	73,100	2,260,252
Royal Gold, Inc.	9,100	697,333
Steel Dynamics, Inc.	42,600	1,686,960
		7,338,415

TOTAL MATERIALS		91,592,873

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.2%
American Homes 4 Rent Class A	144,200	3,038,294
American Tower Corp.	150,200	23,402,662
Boston Properties, Inc.	76,700	9,262,292
Crown Castle International Corp.	37,000	4,023,380
Equinix, Inc.	29,500	11,172,830
Equity Lifestyle Properties, Inc.	127,000	12,025,630
Outfront Media, Inc.	110,800	1,963,376
Prologis, Inc.	239,000	15,408,330
Public Storage	58,200	11,958,354
Spirit MTA REIT	57,780	618,824
Spirit Realty Capital, Inc.	491,300	3,841,966
Store Capital Corp.	194,400	5,643,432
The Macerich Co.	78,600	4,057,332
Welltower, Inc.	135,900	8,978,913
		115,395,615
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	65,500	2,638,995
VICI Properties, Inc.	253,200	5,466,588
		8,105,583

TOTAL REAL ESTATE		123,501,198

UTILITIES - 2.9%
Electric Utilities - 1.8%
Edison International	106,900	7,417,791
Exelon Corp.	278,500	12,201,085
FirstEnergy Corp.	220,800	8,231,424
NextEra Energy, Inc.	65,435	11,287,538
PG&E Corp.	255,667	11,967,772
PPL Corp.	296,800	9,022,720
Southern Co.	64,500	2,904,435
Vistra Energy Corp. (a)	173,500	3,926,305
		66,959,070
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	154,800	5,602,212
Multi-Utilities - 0.9%
Dominion Resources, Inc.	180,100	12,862,742
Public Service Enterprise Group, Inc.	133,000	7,106,190
SCANA Corp.	106,300	4,257,315
Sempra Energy	89,844	9,893,621
		34,119,868

TOTAL UTILITIES		106,681,150

TOTAL COMMON STOCKS
(Cost $2,564,254,208)		3,491,788,693
	Principal Amount	Value

U.S. Treasury Obligations - 0.6%
U.S. Treasury Bills, yield at date of purchase 2.09% 11/29/18 to 12/6/18(c)
(Cost $21,965,646)	22,010,000	21,964,415
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 2.23% (d)	135,847,362	$135,874,532
Fidelity Securities Lending Cash Central Fund 2.23% (d)(e)	352,765	352,800
TOTAL MONEY MARKET FUNDS
(Cost $136,226,882)		136,227,332
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,722,446,736)		3,649,980,440
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(8,961,948)
NET ASSETS - 100%		$3,641,018,492

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	621	Dec. 2018	$84,179,655	$(6,002,248)	$(6,002,248)

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,766,240.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,815,416
Fidelity Securities Lending Cash Central Fund	24,775
Total	$1,840,191

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$346,223,004	$346,223,004	$--	$--
Consumer Discretionary	354,651,834	354,651,834	--	--
Consumer Staples	235,437,885	235,437,885	--	--
Energy	186,673,380	186,673,380	--	--
Financials	475,818,274	475,818,274	--	--
Health Care	506,345,967	506,345,967	--	--
Industrials	343,137,280	343,137,280	--	--
Information Technology	721,725,848	721,725,848	--	--
Materials	91,592,873	91,592,873	--	--
Real Estate	123,501,198	123,501,198	--	--
Utilities	106,681,150	106,681,150	--	--
U.S. Government and Government Agency Obligations	21,964,415	--	21,964,415	--
Money Market Funds	136,227,332	136,227,332	--	--
Total Investments in Securities:	$3,649,980,440	$3,628,016,025	$21,964,415	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(6,002,248)	$(6,002,248)	$--	$--
Total Liabilities	$(6,002,248)	$(6,002,248)	$--	$--
Total Derivative Instruments:	$(6,002,248)	$(6,002,248)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Value Discovery Fund

October 31, 2018

EDT-QTLY-1218
1.950997.105

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
COMMUNICATION SERVICES - 13.2%
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	3,030,229	$172,995,774
Entertainment - 5.0%
Cinemark Holdings, Inc.	1,427,500	59,341,175
Lions Gate Entertainment Corp. Class B	3,080,500	54,802,095
The Walt Disney Co.	1,109,800	127,438,334
Twenty-First Century Fox, Inc. Class A	3,237,800	147,384,656
		388,966,260
Interactive Media & Services - 1.3%
Alphabet, Inc. Class A (a)	92,500	100,878,650
Media - 4.7%
Comcast Corp. Class A	5,626,900	214,609,966
comScore, Inc. (a)	1,638,091	26,127,551
Entercom Communications Corp. Class A (b)	4,461,000	28,951,890
Interpublic Group of Companies, Inc.	4,344,900	100,627,884
		370,317,291

TOTAL COMMUNICATION SERVICES		1,033,157,975

CONSUMER DISCRETIONARY - 2.3%
Internet & Direct Marketing Retail - 0.5%
eBay, Inc. (a)	1,268,900	36,836,167
Multiline Retail - 1.0%
Dollar General Corp.	727,200	80,995,536
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	506,100	61,131,819

TOTAL CONSUMER DISCRETIONARY		178,963,522

CONSUMER STAPLES - 8.2%
Beverages - 1.9%
Coca-Cola European Partners PLC	935,500	42,555,895
PepsiCo, Inc.	964,600	108,401,748
		150,957,643
Food & Staples Retailing - 1.6%
Sysco Corp.	979,700	69,882,001
Walmart, Inc.	529,100	53,058,148
		122,940,149
Food Products - 3.2%
Mondelez International, Inc.	908,200	38,126,236
Seaboard Corp.	1,008	3,895,920
The Hershey Co.	821,800	88,055,870
The J.M. Smucker Co.	1,153,500	124,947,120
		255,025,146
Personal Products - 0.3%
Unilever NV (NY Reg.)	431,000	23,179,180
Tobacco - 1.2%
British American Tobacco PLC:
(United Kingdom)	676,900	29,343,797
sponsored ADR	1,424,291	61,814,229
		91,158,026

TOTAL CONSUMER STAPLES		643,260,144

ENERGY - 12.0%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	2,701,400	72,100,366
Oil, Gas & Consumable Fuels - 11.1%
Chevron Corp.	2,081,872	232,441,009
Dynagas LNG Partners LP	783,700	6,363,644
Exxon Mobil Corp.	2,966,600	236,378,688
GasLog Ltd.	1,202,700	24,607,242
GasLog Partners LP (c)	2,350,000	58,397,500
Golar LNG Ltd.	918,533	24,598,314
Golar LNG Partners LP (c)	4,059,900	57,285,189
Hoegh LNG Partners LP (c)	1,241,600	22,112,896
Phillips 66 Co.	1,011,500	104,002,430
Suncor Energy, Inc.	1,641,800	55,073,788
Teekay Corp. (b)	1,367,800	9,068,514
Teekay LNG Partners LP	549,100	7,802,711
Teekay Offshore Partners LP	15,282,400	33,315,632
		871,447,557

TOTAL ENERGY		943,547,923

FINANCIALS - 25.1%
Banks - 9.3%
JPMorgan Chase & Co.	527,360	57,492,787
PNC Financial Services Group, Inc.	943,900	121,281,711
SunTrust Banks, Inc.	1,769,900	110,901,934
U.S. Bancorp	3,278,721	171,378,747
Wells Fargo & Co.	4,983,549	265,274,313
		726,329,492
Capital Markets - 2.3%
Goldman Sachs Group, Inc.	508,300	114,555,571
State Street Corp.	913,100	62,775,625
		177,331,196
Consumer Finance - 2.8%
Capital One Financial Corp.	722,200	64,492,460
Discover Financial Services	1,177,000	82,001,590
Synchrony Financial	2,620,200	75,671,376
		222,165,426
Diversified Financial Services - 4.1%
Berkshire Hathaway, Inc. Class B (a)	1,413,300	290,122,224
Standard Life PLC	9,840,782	34,024,809
		324,147,033
Insurance - 4.0%
Allstate Corp.	493,400	47,228,248
Chubb Ltd.	626,277	78,228,260
FNF Group	1,140,500	38,149,725
Prudential PLC	2,654,147	53,145,643
The Travelers Companies, Inc.	764,600	95,674,398
		312,426,274
Mortgage Real Estate Investment Trusts - 2.6%
AGNC Investment Corp.	4,149,000	74,018,160
Annaly Capital Management, Inc.	7,852,000	77,499,240
MFA Financial, Inc.	8,224,900	56,998,557
		208,515,957

TOTAL FINANCIALS		1,970,915,378

HEALTH CARE - 16.0%
Biotechnology - 3.7%
Amgen, Inc.	887,477	171,096,691
Shire PLC sponsored ADR	649,400	118,060,920
		289,157,611
Health Care Providers & Services - 7.5%
Aetna, Inc.	388,400	77,058,560
Anthem, Inc.	347,500	95,760,575
Cigna Corp.	631,300	134,978,253
CVS Health Corp.	2,469,830	178,790,994
McKesson Corp.	202,200	25,226,472
UnitedHealth Group, Inc.	291,500	76,183,525
		587,998,379
Pharmaceuticals - 4.8%
Allergan PLC	582,300	92,009,223
Bayer AG	1,264,338	96,914,617
Johnson & Johnson	287,193	40,204,148
Pfizer, Inc.	795,113	34,237,566
Roche Holding AG (participation certificate)	180,766	43,991,649
Sanofi SA sponsored ADR	1,601,400	71,614,608
		378,971,811

TOTAL HEALTH CARE		1,256,127,801

INDUSTRIALS - 5.1%
Aerospace & Defense - 2.5%
Harris Corp.	361,400	53,743,794
United Technologies Corp.	1,109,800	137,848,258
		191,592,052
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	826,600	73,592,198
Machinery - 1.0%
Allison Transmission Holdings, Inc.	119,047	5,247,592
Deere & Co.	511,600	69,291,104
		74,538,696
Professional Services - 0.2%
Nielsen Holdings PLC	723,400	18,793,932
Road & Rail - 0.5%
Union Pacific Corp.	276,100	40,371,342

TOTAL INDUSTRIALS		398,888,220

INFORMATION TECHNOLOGY - 2.8%
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	825,332	62,246,539
IT Services - 2.0%
Amdocs Ltd.	987,800	62,498,106
Cognizant Technology Solutions Corp. Class A	1,203,900	83,105,217
The Western Union Co.	751,500	13,557,060
		159,160,383

TOTAL INFORMATION TECHNOLOGY		221,406,922

MATERIALS - 4.0%
Chemicals - 2.6%
DowDuPont, Inc.	1,820,400	98,155,968
LyondellBasell Industries NV Class A	895,700	79,959,139
The Scotts Miracle-Gro Co. Class A	338,223	22,573,003
		200,688,110
Containers & Packaging - 1.4%
Ball Corp.	1,431,100	64,113,280
Graphic Packaging Holding Co.	4,169,800	45,909,498
		110,022,778

TOTAL MATERIALS		310,710,888

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	385,000	59,986,850
Simon Property Group, Inc.	324,000	59,460,480
		119,447,330
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	2,043,800	82,344,702

TOTAL REAL ESTATE		201,792,032

UTILITIES - 4.1%
Electric Utilities - 3.2%
Exelon Corp.	3,057,900	133,966,599
Xcel Energy, Inc.	2,381,900	116,736,919
		250,703,518
Multi-Utilities - 0.9%
Avista Corp.	245,000	12,597,900
WEC Energy Group, Inc.	815,400	55,773,360
		68,371,260

TOTAL UTILITIES		319,074,778

TOTAL COMMON STOCKS
(Cost $7,284,816,024)		7,477,845,583

Other - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $39,369,027)	39,369,027	20,763,225

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 2.23% (g)	305,809,720	305,870,882
Fidelity Securities Lending Cash Central Fund 2.23% (g)(h)	24,628,673	24,631,136
TOTAL MONEY MARKET FUNDS
(Cost $330,502,018)		330,502,018
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $7,654,687,069)		7,829,110,826
NET OTHER ASSETS (LIABILITIES) - 0.1%		7,132,167
NET ASSETS - 100%		$7,836,242,993

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,763,225 or 0.3% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 10/30/18	$39,369,027

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,943,726
Fidelity Securities Lending Cash Central Fund	27,418
Total	$2,971,144

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
GasLog Partners LP	$36,320,250	$20,632,083	$961,871	$2,530,559	$(1,740)	$2,408,778	$58,397,500
Golar LNG Partners LP	56,073,470	27,869,972	419,258	5,134,398	(126,908)	(26,112,087)	57,285,189
Hoegh LNG Partners LP	19,706,065	3,277,410	--	1,491,336	--	(870,579)	22,112,896
Total	$112,099,785	$51,779,465	$1,381,129	$9,156,293	$(128,648)	$(24,573,888)	$137,795,585

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,033,157,975	$1,033,157,975	$--	$--
Consumer Discretionary	178,963,522	178,963,522	--	--
Consumer Staples	643,260,144	613,916,347	29,343,797	--
Energy	943,547,923	943,547,923	--	--
Financials	1,970,915,378	1,917,769,735	53,145,643	--
Health Care	1,256,127,801	1,115,221,535	140,906,266	--
Industrials	398,888,220	398,888,220	--	--
Information Technology	221,406,922	221,406,922	--	--
Materials	310,710,888	310,710,888	--	--
Real Estate	201,792,032	201,792,032	--	--
Utilities	319,074,778	319,074,778	--	--
Other	20,763,225	--	--	20,763,225
Money Market Funds	330,502,018	330,502,018	--	--
Total Investments in Securities:	$7,829,110,826	$7,584,951,895	$223,395,706	$20,763,225

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Stock Selector Large Cap Value Fund

October 31, 2018

LDT-QTLY-1218
1.950977.105

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 2.8%
Verizon Communications, Inc.	5,228,003	$298,466,691
Entertainment - 1.5%
The Walt Disney Co.	1,345,924	154,552,453
Interactive Media & Services - 0.4%
Alphabet, Inc. Class A (a)	38,500	41,987,330
Media - 3.3%
Comcast Corp. Class A	6,878,800	262,357,432
Interpublic Group of Companies, Inc.	2,113,600	48,950,976
Omnicom Group, Inc.	479,500	35,636,440
		346,944,848

TOTAL COMMUNICATION SERVICES		841,951,322

CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.3%
Aptiv PLC	222,700	17,103,360
Delphi Technologies PLC	589,875	12,646,920
		29,750,280
Diversified Consumer Services - 0.1%
Frontdoor, Inc. (a)	501	17,059
ServiceMaster Global Holdings, Inc. (a)	240,814	10,326,104
		10,343,163
Hotels, Restaurants & Leisure - 3.0%
McDonald's Corp.	1,336,500	236,426,850
Royal Caribbean Cruises Ltd.	813,100	85,155,963
		321,582,813
Household Durables - 0.5%
Lennar Corp. Class A	487,500	20,952,750
Mohawk Industries, Inc. (a)	294,500	36,732,985
		57,685,735
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	1,083,400	91,330,620
Specialty Retail - 0.8%
Burlington Stores, Inc. (a)	492,700	84,493,123

TOTAL CONSUMER DISCRETIONARY		595,185,734

CONSUMER STAPLES - 7.3%
Beverages - 0.4%
PepsiCo, Inc.	87,500	9,833,250
The Coca-Cola Co.	680,600	32,587,128
		42,420,378
Food & Staples Retailing - 1.9%
Kroger Co.	949,000	28,242,240
Walgreens Boots Alliance, Inc.	680,600	54,291,462
Walmart, Inc.	1,154,371	115,760,324
		198,294,026
Food Products - 1.5%
Bunge Ltd.	40,300	2,490,540
Conagra Brands, Inc.	1,132,200	40,306,320
Mondelez International, Inc.	1,683,452	70,671,315
The Kraft Heinz Co.	696,929	38,310,187
Tyson Foods, Inc. Class A	207,800	12,451,376
		164,229,738
Household Products - 2.1%
Colgate-Palmolive Co.	430,700	25,648,185
Procter & Gamble Co.	1,973,372	174,998,629
Spectrum Brands Holdings, Inc.	279,200	18,134,040
		218,780,854
Tobacco - 1.4%
Altria Group, Inc.	368,300	23,954,232
British American Tobacco PLC sponsored ADR	120,300	5,221,020
Philip Morris International, Inc.	1,363,446	120,078,689
		149,253,941

TOTAL CONSUMER STAPLES		772,978,937

ENERGY - 9.7%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	3,665,681	97,837,026
Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp.	1,549,600	82,438,720
BP PLC sponsored ADR	2,742,990	118,963,476
Cenovus Energy, Inc. (Canada)	9,609,683	81,318,598
Cheniere Energy, Inc. (a)	1,796,100	108,502,401
ConocoPhillips Co.	2,472,306	172,814,189
Noble Energy, Inc.	2,547,700	63,310,345
Suncor Energy, Inc.	5,390,200	180,812,968
Valero Energy Corp.	1,238,300	112,796,747
		920,957,444

TOTAL ENERGY		1,018,794,470

FINANCIALS - 22.4%
Banks - 10.8%
Bank of America Corp.	11,115,400	305,673,500
Citigroup, Inc.	3,524,400	230,707,224
First Horizon National Corp.	4,792,800	77,355,792
Huntington Bancshares, Inc.	9,190,000	131,692,700
KeyCorp	3,819,200	69,356,672
U.S. Bancorp	1,498,200	78,310,914
Wells Fargo & Co.	4,723,400	251,426,582
		1,144,523,384
Capital Markets - 2.6%
Bank of New York Mellon Corp.	1,788,900	84,668,637
Cboe Global Markets, Inc.	221,500	24,996,275
E*TRADE Financial Corp.	1,081,200	53,432,904
Goldman Sachs Group, Inc.	431,000	97,134,470
TD Ameritrade Holding Corp.	273,200	14,129,904
		274,362,190
Consumer Finance - 2.8%
Capital One Financial Corp.	2,520,900	225,116,370
Discover Financial Services	618,400	43,083,928
SLM Corp. (a)	2,799,500	28,386,930
		296,587,228
Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (a)	1,300,200	266,905,056
Insurance - 3.7%
American International Group, Inc.	3,330,200	137,503,958
Hartford Financial Services Group, Inc.	603,200	27,397,344
MetLife, Inc.	2,866,651	118,077,355
The Travelers Companies, Inc.	543,500	68,008,155
Willis Group Holdings PLC	247,200	35,389,152
		386,375,964

TOTAL FINANCIALS		2,368,753,822

HEALTH CARE - 15.1%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. (a)	111,900	12,540,633
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	1,564,000	107,822,160
Baxter International, Inc.	248,600	15,539,986
Becton, Dickinson & Co.	258,800	59,653,400
Boston Scientific Corp. (a)	591,100	21,362,354
Danaher Corp.	580,200	57,671,880
Medtronic PLC	1,311,764	117,822,642
		379,872,422
Health Care Providers & Services - 3.0%
Aetna, Inc.	247,000	49,004,800
Anthem, Inc.	206,200	56,822,534
Cigna Corp.	284,476	60,823,814
CVS Health Corp.	872,800	63,181,992
Express Scripts Holding Co. (a)	377,700	36,625,569
HCA Holdings, Inc.	222,900	29,763,837
McKesson Corp.	124,100	15,482,716
		311,705,262
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	401,900	93,903,935
Pharmaceuticals - 7.5%
Allergan PLC	358,700	56,678,187
Bristol-Myers Squibb Co.	619,100	31,289,314
Jazz Pharmaceuticals PLC (a)	456,400	72,485,448
Johnson & Johnson	1,863,806	260,914,202
Merck & Co., Inc.	2,224,999	163,782,176
Pfizer, Inc.	4,760,936	205,005,904
		790,155,231

TOTAL HEALTH CARE		1,588,177,483

INDUSTRIALS - 7.0%
Aerospace & Defense - 1.2%
United Technologies Corp.	1,028,653	127,768,989
Airlines - 0.6%
American Airlines Group, Inc.	1,756,515	61,618,546
Building Products - 0.0%
Resideo Technologies, Inc. (a)	3,878	81,632
Construction & Engineering - 0.8%
AECOM (a)	2,828,920	82,434,729
Electrical Equipment - 0.6%
Sensata Technologies, Inc. PLC (a)	1,253,398	58,784,366
Industrial Conglomerates - 0.8%
General Electric Co.	6,910,045	69,791,455
Honeywell International, Inc.	58,671	8,496,734
		78,288,189
Machinery - 0.7%
Caterpillar, Inc.	239,700	29,080,404
WABCO Holdings, Inc. (a)	442,923	47,592,076
		76,672,480
Marine - 0.4%
A.P. Moller - Maersk A/S Series B	36,172	45,656,678
Professional Services - 0.6%
Nielsen Holdings PLC	2,455,700	63,799,086
Road & Rail - 0.7%
Norfolk Southern Corp.	458,636	76,972,880
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	1,626,821	61,119,665

TOTAL INDUSTRIALS		733,197,240

INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 2.0%
Cisco Systems, Inc.	4,579,149	209,496,067
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	673,400	50,787,828
IT Services - 2.1%
Amdocs Ltd.	2,194,669	138,856,708
Cognizant Technology Solutions Corp. Class A	69,900	4,825,197
IBM Corp.	541,900	62,551,517
Leidos Holdings, Inc.	216,500	14,024,870
		220,258,292
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	244,800	20,492,208
Broadcom, Inc.	368,900	82,445,461
Intel Corp.	1,618,300	75,865,904
NXP Semiconductors NV	992,900	74,457,571
Qualcomm, Inc.	859,693	54,066,093
		307,327,237
Software - 0.9%
Microsoft Corp.	399,500	42,670,595
Oracle Corp.	1,149,597	56,146,317
		98,816,912
Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp.	840,200	36,187,414

TOTAL INFORMATION TECHNOLOGY		922,873,750

MATERIALS - 3.4%
Chemicals - 2.7%
DowDuPont, Inc.	2,897,071	156,210,068
LyondellBasell Industries NV Class A	527,100	47,054,217
Nutrien Ltd.	1,087,800	57,585,766
Westlake Chemical Corp.	432,874	30,863,916
		291,713,967
Construction Materials - 0.3%
Eagle Materials, Inc.	399,100	29,469,544
Containers & Packaging - 0.4%
Crown Holdings, Inc. (a)	976,400	41,291,956

TOTAL MATERIALS		362,475,467

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.1%
American Tower Corp.	303,084	47,223,518
Boston Properties, Inc.	557,267	67,295,563
Colony NorthStar, Inc.	3,533,852	20,743,711
Corporate Office Properties Trust (SBI)	943,077	24,369,110
DDR Corp.	1,282,000	15,935,260
Essex Property Trust, Inc.	122,800	30,795,784
Prologis, Inc.	1,092,363	70,424,643
Public Storage	259,757	53,372,271
Spirit Realty Capital, Inc.	2,429,375	18,997,713
Store Capital Corp.	911,655	26,465,345
The Macerich Co.	172,551	8,907,083
Welltower, Inc.	708,800	46,830,416
		431,360,417
Real Estate Management & Development - 0.4%
Cushman & Wakefield PLC	1,417,600	23,050,176
VICI Properties, Inc.	930,900	20,098,131
		43,148,307

TOTAL REAL ESTATE		474,508,724

UTILITIES - 5.7%
Electric Utilities - 3.4%
Evergy, Inc.	1,483,500	83,061,165
NextEra Energy, Inc.	701,467	121,003,058
PG&E Corp.	398,200	18,639,742
PPL Corp.	2,705,200	82,238,080
Vistra Energy Corp. (a)	2,530,400	57,262,952
		362,204,997
Independent Power and Renewable Electricity Producers - 1.0%
NRG Energy, Inc.	1,766,100	63,915,159
The AES Corp.	3,105,500	45,278,190
		109,193,349
Multi-Utilities - 1.3%
Ameren Corp.	962,300	62,145,334
Sempra Energy	619,599	68,230,242
		130,375,576

TOTAL UTILITIES		601,773,922

TOTAL COMMON STOCKS
(Cost $9,568,142,473)		10,280,670,871
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.99% to 2.11% 11/1/18 to 12/13/18 (b)
(Cost $3,238,985)	3,240,000	3,238,937
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 2.23% (c)
(Cost $296,362,496)	296,340,651	296,399,919
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $9,867,743,954)		10,580,309,727
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(24,265,743)
NET ASSETS - 100%		$10,556,043,984

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	573	Dec. 2018	$33,784,080	$(816,754)	$(816,754)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,453,127.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,747,230
Fidelity Securities Lending Cash Central Fund	330
Total	$5,747,560

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$841,951,322	$841,951,322	$--	$--
Consumer Discretionary	595,185,734	595,185,734	--	--
Consumer Staples	772,978,937	772,978,937	--	--
Energy	1,018,794,470	1,018,794,470	--	--
Financials	2,368,753,822	2,368,753,822	--	--
Health Care	1,588,177,483	1,588,177,483	--	--
Industrials	733,197,240	687,540,562	45,656,678	--
Information Technology	922,873,750	922,873,750	--	--
Materials	362,475,467	362,475,467	--	--
Real Estate	474,508,724	474,508,724	--	--
Utilities	601,773,922	601,773,922	--	--
U.S. Government and Government Agency Obligations	3,238,937	--	3,238,937	--
Money Market Funds	296,399,919	296,399,919	--	--
Total Investments in Securities:	$10,580,309,727	$10,531,414,112	$48,895,615	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(816,754)	$(816,754)	$--	$--
Total Liabilities	$(816,754)	$(816,754)	$--	$--
Total Derivative Instruments:	$(816,754)	$(816,754)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Stock Selector Large Cap Value Fund

October 31, 2018

LCV-QTLY-1218
1.809080.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 2.6%
Verizon Communications, Inc.	444,663	$25,385,811
Entertainment - 1.4%
The Walt Disney Co.	114,785	13,180,762
Interactive Media & Services - 0.4%
Alphabet, Inc. Class A (a)	3,438	3,749,414
Media - 3.0%
Comcast Corp. Class A	580,548	22,142,101
Interpublic Group of Companies, Inc.	178,379	4,131,258
Omnicom Group, Inc.	40,485	3,008,845
		29,282,204

TOTAL COMMUNICATION SERVICES		71,598,191

CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.3%
Aptiv PLC	19,700	1,512,960
Delphi Technologies PLC	49,550	1,062,352
		2,575,312
Diversified Consumer Services - 0.1%
Frontdoor, Inc. (a)	55	1,873
ServiceMaster Global Holdings, Inc. (a)	21,929	940,316
		942,189
Hotels, Restaurants & Leisure - 2.9%
McDonald's Corp.	119,750	21,183,775
Royal Caribbean Cruises Ltd.	72,060	7,546,844
		28,730,619
Household Durables - 0.5%
Lennar Corp. Class A	36,000	1,547,280
Mohawk Industries, Inc. (a)	26,100	3,255,453
		4,802,733
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	92,710	7,815,453
Specialty Retail - 0.8%
Burlington Stores, Inc. (a)	43,651	7,485,710

TOTAL CONSUMER DISCRETIONARY		52,352,016

CONSUMER STAPLES - 7.3%
Beverages - 0.4%
PepsiCo, Inc.	8,400	943,992
The Coca-Cola Co.	62,700	3,002,076
		3,946,068
Food & Staples Retailing - 1.9%
Kroger Co.	87,500	2,604,000
Walgreens Boots Alliance, Inc.	62,700	5,001,579
Walmart, Inc.	106,445	10,674,305
		18,279,884
Food Products - 1.5%
Bunge Ltd.	3,700	228,660
Conagra Brands, Inc.	104,300	3,713,080
Mondelez International, Inc.	155,200	6,515,296
The Kraft Heinz Co.	64,200	3,529,074
Tyson Foods, Inc. Class A	19,200	1,150,464
		15,136,574
Household Products - 2.1%
Colgate-Palmolive Co.	39,700	2,364,135
Procter & Gamble Co.	181,980	16,137,986
Spectrum Brands Holdings, Inc.	26,900	1,747,155
		20,249,276
Tobacco - 1.4%
Altria Group, Inc.	34,000	2,211,360
British American Tobacco PLC sponsored ADR	11,600	503,440
Philip Morris International, Inc.	125,800	11,079,206
		13,794,006

TOTAL CONSUMER STAPLES		71,405,808

ENERGY - 9.5%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	334,500	8,927,805
Oil, Gas & Consumable Fuels - 8.6%
Anadarko Petroleum Corp.	141,400	7,522,480
BP PLC sponsored ADR	244,610	10,608,736
Cenovus Energy, Inc. (Canada)	918,600	7,773,333
Cheniere Energy, Inc. (a)	163,900	9,901,199
ConocoPhillips Co.	225,600	15,769,440
Noble Energy, Inc.	231,700	5,757,745
Suncor Energy, Inc.	488,400	16,383,261
Valero Energy Corp.	113,000	10,293,170
		84,009,364

TOTAL ENERGY		92,937,169

FINANCIALS - 22.0%
Banks - 10.6%
Bank of America Corp.	1,047,100	28,795,251
Citigroup, Inc.	319,500	20,914,470
First Horizon National Corp.	434,400	7,011,216
Huntington Bancshares, Inc.	833,000	11,936,890
KeyCorp	346,200	6,286,992
U.S. Bancorp	135,800	7,098,266
Wells Fargo & Co.	407,800	21,707,194
		103,750,279
Capital Markets - 2.5%
Bank of New York Mellon Corp.	162,200	7,676,926
Cboe Global Markets, Inc.	20,100	2,268,285
E*TRADE Financial Corp.	98,000	4,843,160
Goldman Sachs Group, Inc.	39,100	8,811,967
TD Ameritrade Holding Corp.	24,800	1,282,656
		24,882,994
Consumer Finance - 2.8%
Capital One Financial Corp.	228,500	20,405,050
Discover Financial Services	56,100	3,908,487
SLM Corp. (a)	253,800	2,573,532
		26,887,069
Diversified Financial Services - 2.5%
Berkshire Hathaway, Inc. Class B (a)	117,857	24,193,685
Insurance - 3.6%
American International Group, Inc.	301,900	12,465,451
Hartford Financial Services Group, Inc.	54,700	2,484,474
MetLife, Inc.	259,800	10,701,162
The Travelers Companies, Inc.	52,700	6,594,351
Willis Group Holdings PLC	19,400	2,777,304
		35,022,742

TOTAL FINANCIALS		214,736,769

HEALTH CARE - 14.9%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. (a)	10,200	1,143,114
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	143,000	9,858,420
Baxter International, Inc.	16,500	1,031,415
Becton, Dickinson & Co.	23,700	5,462,850
Boston Scientific Corp. (a)	54,100	1,955,174
Danaher Corp.	53,100	5,278,140
Medtronic PLC	120,020	10,780,196
		34,366,195
Health Care Providers & Services - 2.9%
Aetna, Inc.	22,600	4,483,840
Anthem, Inc.	18,900	5,208,273
Cigna Corp.	26,032	5,565,902
CVS Health Corp.	79,800	5,776,722
Express Scripts Holding Co. (a)	34,400	3,335,768
HCA Holdings, Inc.	20,400	2,724,012
McKesson Corp.	11,300	1,409,788
		28,504,305
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	36,800	8,598,320
Pharmaceuticals - 7.4%
Allergan PLC	32,800	5,182,728
Bristol-Myers Squibb Co.	56,500	2,855,510
Jazz Pharmaceuticals PLC (a)	41,698	6,622,476
Johnson & Johnson	170,485	23,866,195
Merck & Co., Inc.	202,859	14,932,451
Pfizer, Inc.	434,071	18,691,097
		72,150,457

TOTAL HEALTH CARE		144,762,391

INDUSTRIALS - 6.9%
Aerospace & Defense - 1.2%
United Technologies Corp.	94,396	11,724,927
Airlines - 0.6%
American Airlines Group, Inc.	161,218	5,655,527
Building Products - 0.0%
Resideo Technologies, Inc. (a)	373	7,852
Construction & Engineering - 0.8%
AECOM (a)	268,330	7,819,136
Electrical Equipment - 0.6%
Sensata Technologies, Inc. PLC (a)	115,086	5,397,533
Industrial Conglomerates - 0.7%
General Electric Co.	634,252	6,405,945
Honeywell International, Inc.	5,416	784,345
		7,190,290
Machinery - 0.7%
Caterpillar, Inc.	22,000	2,669,040
WABCO Holdings, Inc. (a)	40,752	4,378,802
		7,047,842
Marine - 0.4%
A.P. Moller - Maersk A/S Series B	3,318	4,188,014
Professional Services - 0.6%
Nielsen Holdings PLC	225,400	5,855,892
Road & Rail - 0.7%
Norfolk Southern Corp.	42,058	7,058,594
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	149,299	5,609,163

TOTAL INDUSTRIALS		67,554,770

INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 2.0%
Cisco Systems, Inc.	426,300	19,503,225
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	62,700	4,728,834
IT Services - 2.1%
Amdocs Ltd.	204,350	12,929,225
Cognizant Technology Solutions Corp. Class A	6,500	448,695
IBM Corp.	50,500	5,829,215
Leidos Holdings, Inc.	20,100	1,302,078
		20,509,213
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	22,800	1,908,588
Broadcom, Inc.	34,300	7,665,707
Intel Corp.	150,700	7,064,816
NXP Semiconductors NV	92,400	6,929,076
Qualcomm, Inc.	80,000	5,031,200
		28,599,387
Software - 0.9%
Microsoft Corp.	37,200	3,973,332
Oracle Corp.	107,000	5,225,880
		9,199,212
Technology Hardware, Storage & Peripherals - 0.4%
Western Digital Corp.	78,200	3,368,074

TOTAL INFORMATION TECHNOLOGY		85,907,945

MATERIALS - 3.4%
Chemicals - 2.7%
DowDuPont, Inc.	267,543	14,425,919
LyondellBasell Industries NV Class A	48,700	4,347,449
Nutrien Ltd.	100,500	5,320,251
Westlake Chemical Corp.	40,000	2,852,000
		26,945,619
Construction Materials - 0.3%
Eagle Materials, Inc.	36,900	2,724,696
Containers & Packaging - 0.4%
Crown Holdings, Inc. (a)	90,200	3,814,558

TOTAL MATERIALS		33,484,873

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.1%
American Tower Corp.	27,600	4,300,356
Boston Properties, Inc.	50,800	6,134,608
Colony Capital, Inc.	322,344	1,892,159
Corporate Office Properties Trust (SBI)	86,000	2,222,240
DDR Corp.	118,900	1,477,927
Essex Property Trust, Inc.	11,500	2,883,970
Prologis, Inc.	99,700	6,427,659
Public Storage	23,700	4,869,639
Spirit Realty Capital, Inc.	221,600	1,732,912
Store Capital Corp.	83,218	2,415,819
The Macerich Co.	15,734	812,189
Welltower, Inc.	64,600	4,268,122
		39,437,600
Real Estate Management & Development - 0.4%
Cushman & Wakefield PLC	129,200	2,100,792
VICI Properties, Inc.	84,900	1,832,991
		3,933,783

TOTAL REAL ESTATE		43,371,383

UTILITIES - 5.8%
Electric Utilities - 3.5%
Evergy, Inc.	138,200	7,737,818
NextEra Energy, Inc.	65,410	11,283,225
PG&E Corp.	37,100	1,736,651
PPL Corp.	252,100	7,663,840
Vistra Energy Corp. (a)	235,800	5,336,154
		33,757,688
Independent Power and Renewable Electricity Producers - 1.0%
NRG Energy, Inc.	164,600	5,956,874
The AES Corp.	289,380	4,219,160
		10,176,034
Multi-Utilities - 1.3%
Ameren Corp.	89,700	5,792,826
Sempra Energy	57,750	6,359,430
		12,152,256

TOTAL UTILITIES		56,085,978

TOTAL COMMON STOCKS
(Cost $941,354,479)		934,197,293
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.14% to 2.27% 12/20/18 to 1/17/19 (b)
(Cost $358,435)	360,000	358,439
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 2.23% (c)
(Cost $29,983,017)	29,977,021	29,983,017
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $971,695,931)		964,538,749
NET OTHER ASSETS (LIABILITIES) - 1.0%		9,927,491
NET ASSETS - 100%		$974,466,240

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	306	Dec. 2018	$18,041,760	$(260,041)	$(260,041)

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $358,439.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$522,230
Fidelity Securities Lending Cash Central Fund	20,878
Total	$543,108

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$71,598,191	$71,598,191	$--	$--
Consumer Discretionary	52,352,016	52,352,016	--	--
Consumer Staples	71,405,808	71,405,808	--	--
Energy	92,937,169	92,937,169	--	--
Financials	214,736,769	214,736,769	--	--
Health Care	144,762,391	144,762,391	--	--
Industrials	67,554,770	63,366,756	4,188,014	--
Information Technology	85,907,945	85,907,945	--	--
Materials	33,484,873	33,484,873	--	--
Real Estate	43,371,383	43,371,383	--	--
Utilities	56,085,978	56,085,978	--	--
U.S. Government and Government Agency Obligations	358,439	--	358,439	--
Money Market Funds	29,983,017	29,983,017	--	--
Total Investments in Securities:	$964,538,749	$959,992,296	$4,546,453	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(260,041)	$(260,041)	$--	$--
Total Liabilities	$(260,041)	$(260,041)	$--	$--
Total Derivative Instruments:	$(260,041)	$(260,041)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid Cap Value Fund

October 31, 2018

MCV-QTLY-1218
1.809074.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 2.4%
Media - 2.4%
John Wiley & Sons, Inc. Class A	386,300	$20,952,912
Omnicom Group, Inc.	429,900	31,950,168
		52,903,080
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 1.9%
Gentex Corp.	334,900	7,049,645
Lear Corp.	270,900	36,002,610
		43,052,255
Household Durables - 1.1%
Toll Brothers, Inc.	689,000	23,191,740
Leisure Products - 0.5%
Brunswick Corp.	210,900	10,964,691
Multiline Retail - 0.9%
Macy's, Inc.	588,900	20,193,381
Specialty Retail - 4.1%
Best Buy Co., Inc.	564,300	39,591,288
Dick's Sporting Goods, Inc.	432,400	15,293,988
Williams-Sonoma, Inc. (a)	609,000	36,162,420
		91,047,696

TOTAL CONSUMER DISCRETIONARY		188,449,763

CONSUMER STAPLES - 5.5%
Beverages - 0.9%
Molson Coors Brewing Co. Class B	322,500	20,640,000
Food Products - 4.6%
Ingredion, Inc.	227,200	22,988,096
The Hershey Co.	161,100	17,261,865
The J.M. Smucker Co.	272,000	29,463,040
Tyson Foods, Inc. Class A	526,500	31,547,880
		101,260,881

TOTAL CONSUMER STAPLES		121,900,881

ENERGY - 6.2%
Energy Equipment & Services - 1.5%
RPC, Inc. (a)	2,237,300	33,291,024
Oil, Gas & Consumable Fuels - 4.7%
Cimarex Energy Co.	460,300	36,580,041
HollyFrontier Corp.	541,140	36,494,482
PBF Energy, Inc. Class A	773,677	32,378,382
		105,452,905

TOTAL ENERGY		138,743,929

FINANCIALS - 17.7%
Banks - 4.4%
First Hawaiian, Inc.	764,400	18,941,832
KeyCorp	932,100	16,926,936
M&T Bank Corp.	290,300	48,018,523
Synovus Financial Corp.	345,100	12,961,956
		96,849,247
Capital Markets - 3.9%
Affiliated Managers Group, Inc.	129,600	14,730,336
Invesco Ltd.	1,168,700	25,372,477
Lazard Ltd. Class A	650,500	25,850,870
Legg Mason, Inc.	688,000	19,415,360
		85,369,043
Consumer Finance - 3.4%
Discover Financial Services	535,300	37,294,351
Synchrony Financial	1,353,000	39,074,640
		76,368,991
Insurance - 6.0%
American National Insurance Co.	130,300	16,058,172
First American Financial Corp.	733,626	32,521,641
Old Republic International Corp.	1,409,169	31,072,176
Principal Financial Group, Inc.	727,600	34,248,132
Torchmark Corp.	228,800	19,370,208
		133,270,329

TOTAL FINANCIALS		391,857,610

HEALTH CARE - 5.5%
Biotechnology - 0.8%
United Therapeutics Corp. (b)	168,800	18,713,168
Health Care Providers & Services - 3.9%
Laboratory Corp. of America Holdings (b)	242,300	38,901,265
MEDNAX, Inc. (b)	313,100	12,927,899
Universal Health Services, Inc. Class B	288,400	35,057,904
		86,887,068
Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC (b)	107,900	17,136,678

TOTAL HEALTH CARE		122,736,914

INDUSTRIALS - 13.0%
Airlines - 0.9%
Copa Holdings SA Class A	269,700	19,534,371
Commercial Services & Supplies - 0.6%
Deluxe Corp.	282,000	13,313,220
Electrical Equipment - 2.6%
Acuity Brands, Inc.	175,300	22,024,692
AMETEK, Inc.	546,000	36,625,680
		58,650,372
Machinery - 8.2%
Apergy Corp. (b)	826,000	32,205,740
Cummins, Inc.	221,900	30,331,511
Ingersoll-Rand PLC	429,500	41,206,230
PACCAR, Inc.	569,107	32,558,611
Parker Hannifin Corp.	126,900	19,241,847
Snap-On, Inc.	178,600	27,493,684
		183,037,623
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc. Class A	177,000	14,347,620

TOTAL INDUSTRIALS		288,883,206

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 2.5%
F5 Networks, Inc. (b)	145,200	25,450,656
Juniper Networks, Inc.	1,005,054	29,417,931
		54,868,587
IT Services - 4.0%
Amdocs Ltd.	528,246	33,422,124
DXC Technology Co.	502,400	36,589,792
Leidos Holdings, Inc.	304,000	19,693,120
		89,705,036
Semiconductors & Semiconductor Equipment - 1.0%
Skyworks Solutions, Inc.	248,900	21,594,564
Software - 1.0%
Symantec Corp.	1,204,300	21,858,045
Technology Hardware, Storage & Peripherals - 1.1%
Western Digital Corp.	571,800	24,627,426

TOTAL INFORMATION TECHNOLOGY		212,653,658

MATERIALS - 6.2%
Chemicals - 4.7%
Eastman Chemical Co.	284,400	22,282,740
Huntsman Corp.	1,655,700	36,226,716
Innospec, Inc.	235,426	15,754,708
Westlake Chemical Corp.	414,400	29,546,720
		103,810,884
Construction Materials - 0.8%
nVent Electric PLC	765,938	18,704,206
Containers & Packaging - 0.3%
Sonoco Products Co.	102,247	5,580,641
Metals & Mining - 0.4%
Steel Dynamics, Inc.	214,500	8,494,200

TOTAL MATERIALS		136,589,931

REAL ESTATE - 13.8%
Equity Real Estate Investment Trusts (REITs) - 9.0%
Apple Hospitality (REIT), Inc.	1,730,400	27,980,568
Brixmor Property Group, Inc.	1,033,900	16,749,180
Gaming & Leisure Properties	759,400	25,584,186
Hospitality Properties Trust (SBI)	460,100	11,787,762
Park Hotels & Resorts, Inc.	1,112,400	32,337,468
Public Storage	72,500	14,896,575
Store Capital Corp.	1,217,700	35,349,831
VEREIT, Inc.	4,671,900	34,245,027
		198,930,597
Real Estate Management & Development - 4.8%
CBRE Group, Inc. (b)	1,094,100	44,081,289
Jones Lang LaSalle, Inc.	241,400	31,927,564
Realogy Holdings Corp. (a)	1,652,100	31,505,547
		107,514,400

TOTAL REAL ESTATE		306,444,997

UTILITIES - 10.3%
Electric Utilities - 2.6%
FirstEnergy Corp.	991,600	36,966,848
OGE Energy Corp.	601,000	21,726,150
		58,692,998
Independent Power and Renewable Electricity Producers - 1.1%
NRG Energy, Inc.	662,700	23,983,113
Multi-Utilities - 6.6%
Ameren Corp.	752,900	48,622,283
CenterPoint Energy, Inc.	818,500	22,107,685
MDU Resources Group, Inc.	1,229,600	30,690,816
WEC Energy Group, Inc.	662,700	45,328,680
		146,749,464

TOTAL UTILITIES		229,425,575

TOTAL COMMON STOCKS
(Cost $2,319,898,316)		2,190,589,544

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 2.23% (c)	33,143,131	33,149,759
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	92,382,803	92,392,041
TOTAL MONEY MARKET FUNDS
(Cost $125,541,800)		125,541,800
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $2,445,440,116)		2,316,131,344
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(96,079,860)
NET ASSETS - 100%		$2,220,051,484

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$528,351
Fidelity Securities Lending Cash Central Fund	220,410
Total	$748,761

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Mid Cap Value Fund

October 31, 2018

ZMV-QTLY-1218
1.9881565.101

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATION SERVICES - 4.7%
Entertainment - 0.7%
The Walt Disney Co.	172	$19,751
Media - 4.0%
Discovery Communications, Inc. Class A (a)	791	25,620
GCI Liberty, Inc. (a)	813	38,479
Liberty Global PLC Class C (a)	1,118	27,995
Nexstar Broadcasting Group, Inc. Class A	322	24,115
		116,209

TOTAL COMMUNICATION SERVICES		135,960

CONSUMER DISCRETIONARY - 10.6%
Diversified Consumer Services - 0.5%
Houghton Mifflin Harcourt Co. (a)	2,093	14,023
Hotels, Restaurants & Leisure - 3.2%
Eldorado Resorts, Inc. (a)	646	23,579
The Stars Group, Inc. (a)	868	18,028
U.S. Foods Holding Corp. (a)	1,728	50,406
		92,013
Household Durables - 2.4%
D.R. Horton, Inc.	963	34,629
Mohawk Industries, Inc. (a)	278	34,675
		69,304
Internet & Direct Marketing Retail - 0.9%
Liberty Interactive Corp. QVC Group Series A (a)	1,237	27,140
Leisure Products - 1.1%
Mattel, Inc. (a)	2,349	31,899
Multiline Retail - 1.8%
Dollar Tree, Inc. (a)	601	50,664
Specialty Retail - 0.7%
Lowe's Companies, Inc.	205	19,520

TOTAL CONSUMER DISCRETIONARY		304,563

CONSUMER STAPLES - 5.5%
Food Products - 2.0%
Darling International, Inc. (a)	2,725	56,299
Household Products - 1.7%
Spectrum Brands Holdings, Inc.	745	48,388
Personal Products - 0.8%
Coty, Inc. Class A	2,317	24,444
Tobacco - 1.0%
British American Tobacco PLC (United Kingdom)	632	27,397

TOTAL CONSUMER STAPLES		156,528

ENERGY - 8.2%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co. Class A	1,220	32,562
Oil, Gas & Consumable Fuels - 7.1%
Anadarko Petroleum Corp.	728	38,730
Cheniere Energy, Inc. (a)	592	35,763
Encana Corp.	2,507	25,595
Lundin Petroleum AB	1,277	38,989
Noble Energy, Inc.	1,844	45,823
Valero Energy Corp.	204	18,582
		203,482

TOTAL ENERGY		236,044

FINANCIALS - 16.7%
Banks - 2.9%
U.S. Bancorp	829	43,332
Wells Fargo & Co.	771	41,040
		84,372
Capital Markets - 7.5%
Ameriprise Financial, Inc.	315	40,081
Apollo Global Management LLC Class A	1,737	51,103
Invesco Ltd.	1,346	29,222
State Street Corp.	542	37,263
The Blackstone Group LP	1,785	57,763
		215,432
Consumer Finance - 4.3%
OneMain Holdings, Inc. (a)	845	24,099
SLM Corp. (a)	2,934	29,751
Synchrony Financial	2,424	70,005
		123,855
Diversified Financial Services - 0.2%
Donnelley Financial Solutions, Inc. (a)	377	5,862
Insurance - 1.8%
American International Group, Inc.	414	17,094
Chubb Ltd.	270	33,726
		50,820

TOTAL FINANCIALS		480,341

HEALTH CARE - 4.3%
Health Care Providers & Services - 1.6%
Cigna Corp.	92	19,671
CVS Health Corp.	360	26,060
		45,731
Pharmaceuticals - 2.7%
Allergan PLC	103	16,275
Jazz Pharmaceuticals PLC (a)	390	61,940
		78,215

TOTAL HEALTH CARE		123,946

INDUSTRIALS - 12.3%
Aerospace & Defense - 2.1%
Huntington Ingalls Industries, Inc.	209	45,662
United Technologies Corp.	123	15,278
		60,940
Airlines - 1.0%
American Airlines Group, Inc.	835	29,292
Commercial Services & Supplies - 1.3%
The Brink's Co.	583	38,665
Construction & Engineering - 1.7%
AECOM (a)	1,644	47,906
Machinery - 1.1%
WABCO Holdings, Inc. (a)	297	31,913
Professional Services - 1.0%
Nielsen Holdings PLC	1,081	28,084
Trading Companies & Distributors - 3.5%
AerCap Holdings NV (a)	836	41,867
Fortress Transportation & Infrastructure Investors LLC	1,308	21,778
HD Supply Holdings, Inc. (a)	981	36,856
		100,501
Transportation Infrastructure - 0.6%
Macquarie Infrastructure Co. LLC	458	16,923

TOTAL INDUSTRIALS		354,224

INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 0.9%
CommScope Holding Co., Inc. (a)	1,080	25,985
Electronic Equipment & Components - 0.8%
Avnet, Inc.	569	22,800
IT Services - 5.6%
Cognizant Technology Solutions Corp. Class A	204	14,082
Conduent, Inc. (a)	2,047	39,098
DXC Technology Co.	419	30,516
First Data Corp. Class A (a)	1,698	31,821
Leidos Holdings, Inc.	693	44,893
		160,410
Semiconductors & Semiconductor Equipment - 1.5%
NXP Semiconductors NV	330	24,747
Qualcomm, Inc.	314	19,747
		44,494
Software - 0.3%
Micro Focus International PLC	584	9,053

TOTAL INFORMATION TECHNOLOGY		262,742

MATERIALS - 6.4%
Chemicals - 4.0%
DowDuPont, Inc.	508	27,391
LyondellBasell Industries NV Class A	255	22,764
Nutrien Ltd.	558	29,539
Westlake Chemical Corp.	511	36,434
		116,128
Construction Materials - 1.0%
Eagle Materials, Inc.	367	27,099
Containers & Packaging - 1.4%
Crown Holdings, Inc. (a)	947	40,049

TOTAL MATERIALS		183,276

REAL ESTATE - 12.4%
Equity Real Estate Investment Trusts (REITs) - 11.2%
American Tower Corp.	339	52,820
Douglas Emmett, Inc.	1,139	41,220
Equinix, Inc.	157	59,462
Equity Lifestyle Properties, Inc.	638	60,412
National Retail Properties, Inc.	1,424	66,572
Public Storage	199	40,889
		321,375
Real Estate Management & Development - 1.2%
CBRE Group, Inc. (a)	828	33,360

TOTAL REAL ESTATE		354,735

UTILITIES - 8.0%
Electric Utilities - 3.0%
PPL Corp.	2,796	84,997
Multi-Utilities - 5.0%
Ameren Corp.	1,014	65,484
Sempra Energy	711	78,295
		143,779

TOTAL UTILITIES		228,776

TOTAL COMMON STOCKS
(Cost $3,000,092)		2,821,135

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 2.23% (b)
(Cost $1,641)	1,640	1,641
TOTAL INVESTMENT IN SECURITIES - 98.2%
(Cost $3,001,733)		2,822,776
NET OTHER ASSETS (LIABILITIES) - 1.8%		50,392
NET ASSETS - 100%		$2,873,168

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$683
Total	$683

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$135,960	$135,960	$--	$--
Consumer Discretionary	304,563	304,563	--	--
Consumer Staples	156,528	129,131	27,397	--
Energy	236,044	236,044	--	--
Financials	480,341	480,341	--	--
Health Care	123,946	123,946	--	--
Industrials	354,224	354,224	--	--
Information Technology	262,742	253,689	9,053	--
Materials	183,276	183,276	--	--
Real Estate	354,735	354,735	--	--
Utilities	228,776	228,776	--	--
Money Market Funds	1,641	1,641	--	--
Total Investments in Securities:	$2,822,776	$2,786,326	$36,450	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Large Cap Value Fund

October 31, 2018

ZXU-QTLY-1218
1.9881561.101

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 2.6%
Verizon Communications, Inc.	6,302	$359,781
Entertainment - 1.4%
The Walt Disney Co.	1,653	189,814
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (a)	40	43,623
Media - 2.9%
Comcast Corp. Class A	8,227	313,778
Interpublic Group of Companies, Inc.	2,528	58,548
Omnicom Group, Inc.	573	42,585
		414,911

TOTAL COMMUNICATION SERVICES		1,008,129

CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.3%
Aptiv PLC	308	23,654
Delphi Technologies PLC	825	17,688
		41,342
Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc. (a)	286	12,264
Hotels, Restaurants & Leisure - 3.2%
McDonald's Corp.	1,863	329,565
Royal Caribbean Cruises Ltd.	1,126	117,926
		447,491
Household Durables - 0.5%
Lennar Corp. Class A	645	27,722
Mohawk Industries, Inc. (a)	411	51,264
		78,986
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	1,506	126,956
Specialty Retail - 0.8%
Burlington Stores, Inc. (a)	685	117,471

TOTAL CONSUMER DISCRETIONARY		824,510

CONSUMER STAPLES - 7.7%
Beverages - 0.4%
PepsiCo, Inc.	100	11,238
The Coca-Cola Co.	942	45,103
		56,341
Food & Staples Retailing - 1.9%
Kroger Co.	1,300	38,688
Walgreens Boots Alliance, Inc.	900	71,793
Walmart, Inc.	1,576	158,041
		268,522
Food Products - 1.6%
Bunge Ltd.	100	6,180
Conagra Brands, Inc.	1,596	56,818
Mondelez International, Inc.	2,355	98,863
The Kraft Heinz Co.	935	51,397
Tyson Foods, Inc. Class A	300	17,976
		231,234
Household Products - 2.3%
Colgate-Palmolive Co.	629	37,457
Procter & Gamble Co.	2,816	249,723
Spectrum Brands Holdings, Inc.	444	28,838
		316,018
Tobacco - 1.5%
Altria Group, Inc.	566	36,813
British American Tobacco PLC sponsored ADR	200	8,680
Philip Morris International, Inc.	1,866	164,339
		209,832

TOTAL CONSUMER STAPLES		1,081,947

ENERGY - 9.5%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	4,773	127,391
Oil, Gas & Consumable Fuels - 8.6%
Anadarko Petroleum Corp.	2,017	107,304
BP PLC sponsored ADR	3,490	151,361
Cenovus Energy, Inc. (Canada)	15,470	130,909
Cheniere Energy, Inc. (a)	2,339	141,299
ConocoPhillips Co.	3,219	225,008
Noble Energy, Inc.	3,306	82,154
Suncor Energy, Inc.	6,968	233,740
Valero Energy Corp.	1,612	146,837
		1,218,612

TOTAL ENERGY		1,346,003

FINANCIALS - 22.4%
Banks - 10.7%
Bank of America Corp.	14,983	412,029
Citigroup, Inc.	4,610	301,771
First Horizon National Corp.	6,385	103,054
Huntington Bancshares, Inc.	12,292	176,144
KeyCorp	5,131	93,179
U.S. Bancorp	2,032	106,213
Wells Fargo & Co.	6,075	323,372
		1,515,762
Capital Markets - 2.6%
Bank of New York Mellon Corp.	2,422	114,633
Cboe Global Markets, Inc.	300	33,855
E*TRADE Financial Corp.	1,486	73,438
Goldman Sachs Group, Inc.	565	127,334
TD Ameritrade Holding Corp.	335	17,326
		366,586
Consumer Finance - 2.8%
Capital One Financial Corp.	3,347	298,887
Discover Financial Services	827	57,617
SLM Corp. (a)	3,806	38,593
		395,097
Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc. Class B (a)	1,782	365,809
Insurance - 3.7%
American International Group, Inc.	4,473	184,690
Hartford Financial Services Group, Inc.	778	35,337
MetLife, Inc.	3,806	156,769
The Travelers Companies, Inc.	826	103,357
Willis Group Holdings PLC	300	42,948
		523,101

TOTAL FINANCIALS		3,166,355

HEALTH CARE - 15.1%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. (a)	100	11,207
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	2,112	145,601
Baxter International, Inc.	336	21,003
Becton, Dickinson & Co.	349	80,445
Boston Scientific Corp. (a)	798	28,840
Danaher Corp.	783	77,830
Medtronic PLC	1,771	159,071
		512,790
Health Care Providers & Services - 3.0%
Aetna, Inc.	334	66,266
Anthem, Inc.	242	66,688
Cigna Corp.	384	82,103
CVS Health Corp.	1,178	85,275
Express Scripts Holding Co. (a)	510	49,455
HCA Holdings, Inc.	299	39,925
McKesson Corp.	200	24,952
		414,664
Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	543	126,872
Pharmaceuticals - 7.5%
Allergan PLC	484	76,477
Bristol-Myers Squibb Co.	800	40,432
Jazz Pharmaceuticals PLC (a)	616	97,833
Johnson & Johnson	2,517	352,355
Merck & Co., Inc.	2,964	218,180
Pfizer, Inc.	6,429	276,833
		1,062,110

TOTAL HEALTH CARE		2,127,643

INDUSTRIALS - 7.2%
Aerospace & Defense - 1.2%
United Technologies Corp.	1,403	174,267
Airlines - 0.6%
American Airlines Group, Inc.	2,364	82,929
Construction & Engineering - 0.8%
AECOM (a)	3,995	116,414
Electrical Equipment - 0.6%
Sensata Technologies, Inc. PLC (a)	1,723	80,809
Industrial Conglomerates - 0.8%
General Electric Co.	9,442	95,364
Honeywell International, Inc.	80	11,586
		106,950
Machinery - 0.8%
Caterpillar, Inc.	300	36,396
WABCO Holdings, Inc. (a)	700	75,215
		111,611
Marine - 0.5%
A.P. Moller - Maersk A/S Series B	50	63,111
Professional Services - 0.6%
Nielsen Holdings PLC	3,350	87,033
Road & Rail - 0.7%
Norfolk Southern Corp.	626	105,062
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	2,183	82,015

TOTAL INDUSTRIALS		1,010,201

INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 2.0%
Cisco Systems, Inc.	6,209	284,062
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	900	67,878
IT Services - 2.1%
Amdocs Ltd.	2,964	187,532
Cognizant Technology Solutions Corp. Class A	100	6,903
IBM Corp.	727	83,918
Leidos Holdings, Inc.	333	21,572
		299,925
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	300	25,113
Broadcom, Inc.	565	126,272
Intel Corp.	2,230	104,542
NXP Semiconductors NV	1,400	104,986
Qualcomm, Inc.	1,186	74,588
		435,501
Software - 0.9%
Microsoft Corp.	490	52,337
Oracle Corp.	1,545	75,458
		127,795
Technology Hardware, Storage & Peripherals - 0.4%
Western Digital Corp.	1,196	51,512

TOTAL INFORMATION TECHNOLOGY		1,266,673

MATERIALS - 3.5%
Chemicals - 2.8%
DowDuPont, Inc.	3,966	213,847
LyondellBasell Industries NV Class A	721	64,364
Nutrien Ltd.	1,489	78,824
Westlake Chemical Corp.	592	42,210
		399,245
Construction Materials - 0.3%
Eagle Materials, Inc.	546	40,317
Containers & Packaging - 0.4%
Crown Holdings, Inc. (a)	1,337	56,542

TOTAL MATERIALS		496,104

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.1%
American Tower Corp.	438	68,245
Boston Properties, Inc.	738	89,121
Colony Capital, Inc.	4,771	28,006
Corporate Office Properties Trust (SBI)	1,267	32,739
DDR Corp.	1,700	21,131
Essex Property Trust, Inc.	100	25,078
Prologis, Inc.	1,475	95,093
Public Storage	382	78,490
Spirit Realty Capital, Inc.	3,269	25,564
Store Capital Corp.	1,167	33,878
The Macerich Co.	223	11,511
Welltower, Inc.	1,000	66,070
		574,926
Real Estate Management & Development - 0.4%
Cushman & Wakefield PLC	1,901	30,910
VICI Properties, Inc.	1,257	27,139
		58,049

TOTAL REAL ESTATE		632,975

UTILITIES - 5.8%
Electric Utilities - 3.5%
Evergy, Inc.	2,030	113,660
NextEra Energy, Inc.	959	165,428
PG&E Corp.	545	25,511
PPL Corp.	3,701	112,510
Vistra Energy Corp. (a)	3,458	78,255
		495,364
Independent Power and Renewable Electricity Producers - 1.0%
NRG Energy, Inc.	2,413	87,326
The AES Corp.	4,244	61,878
		149,204
Multi-Utilities - 1.3%
Ameren Corp.	1,314	84,858
Sempra Energy	847	93,272
		178,130

TOTAL UTILITIES		822,698

TOTAL COMMON STOCKS
(Cost $13,731,606)		13,783,238
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.02% to 2.14% 11/8/18 to 12/20/18
(Cost $29,938)	30,000	29,937
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.23% (b)
(Cost $179,688)	179,652	179,688
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $13,941,232)		13,992,863
NET OTHER ASSETS (LIABILITIES) - 0.8%		116,023
NET ASSETS - 100%		$14,108,886

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,743
Total	$9,743

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,008,129	$1,008,129	$--	$--
Consumer Discretionary	824,510	824,510	--	--
Consumer Staples	1,081,947	1,081,947	--	--
Energy	1,346,003	1,346,003	--	--
Financials	3,166,355	3,166,355	--	--
Health Care	2,127,643	2,127,643	--	--
Industrials	1,010,201	947,090	63,111	--
Information Technology	1,266,673	1,266,673	--	--
Materials	496,104	496,104	--	--
Real Estate	632,975	632,975	--	--
Utilities	822,698	822,698	--	--
U.S. Government and Government Agency Obligations	29,937	--	29,937	--
Money Market Funds	179,688	179,688	--	--
Total Investments in Securities:	$13,992,863	$13,899,815	$93,048	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid Cap Value K6 Fund

October 31, 2018

MCVK6-QTLY-1218
1.9883980.101

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATION SERVICES - 2.4%
Media - 2.4%
John Wiley & Sons, Inc. Class A	11,461	$621,645
Omnicom Group, Inc.	12,969	963,856
		1,585,501
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 1.9%
Gentex Corp.	10,100	212,605
Lear Corp.	8,151	1,083,268
		1,295,873
Household Durables - 1.0%
Toll Brothers, Inc.	20,427	687,573
Leisure Products - 0.5%
Brunswick Corp.	6,111	317,711
Multiline Retail - 0.9%
Macy's, Inc.	17,346	594,794
Specialty Retail - 4.2%
Best Buy Co., Inc.	17,443	1,223,801
Dick's Sporting Goods, Inc.	12,900	456,273
Williams-Sonoma, Inc.	18,762	1,114,088
		2,794,162

TOTAL CONSUMER DISCRETIONARY		5,690,113

CONSUMER STAPLES - 5.4%
Beverages - 0.9%
Molson Coors Brewing Co. Class B	9,514	608,896
Food Products - 4.5%
Ingredion, Inc.	6,736	681,548
The Hershey Co.	4,800	514,320
The J.M. Smucker Co.	7,992	865,693
Tyson Foods, Inc. Class A	15,463	926,543
		2,988,104

TOTAL CONSUMER STAPLES		3,597,000

ENERGY - 6.3%
Energy Equipment & Services - 1.5%
RPC, Inc. (a)	67,880	1,010,054
Oil, Gas & Consumable Fuels - 4.8%
Cimarex Energy Co.	14,003	1,112,818
HollyFrontier Corp.	16,259	1,096,507
PBF Energy, Inc. Class A	23,694	991,594
		3,200,919

TOTAL ENERGY		4,210,973

FINANCIALS - 17.5%
Banks - 4.3%
First Hawaiian, Inc.	21,400	530,292
KeyCorp	28,100	510,296
M&T Bank Corp.	8,860	1,465,533
Synovus Financial Corp.	10,100	379,356
		2,885,477
Capital Markets - 3.8%
Affiliated Managers Group, Inc.	3,820	434,181
Invesco Ltd.	34,010	738,357
Lazard Ltd. Class A	19,285	766,386
Legg Mason, Inc.	19,994	564,231
		2,503,155
Consumer Finance - 3.5%
Discover Financial Services	16,550	1,153,039
Synchrony Financial	41,585	1,200,975
		2,354,014
Insurance - 5.9%
American National Insurance Co.	3,813	469,914
First American Financial Corp.	22,366	991,485
Old Republic International Corp.	41,065	905,483
Principal Financial Group, Inc.	21,961	1,033,704
Torchmark Corp.	6,700	567,222
		3,967,808

TOTAL FINANCIALS		11,710,454

HEALTH CARE - 5.5%
Biotechnology - 0.8%
United Therapeutics Corp. (b)	5,090	564,277
Health Care Providers & Services - 3.9%
Laboratory Corp. of America Holdings (b)	7,306	1,172,978
MEDNAX, Inc. (b)	9,440	389,778
Universal Health Services, Inc. Class B	8,696	1,057,086
		2,619,842
Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC (b)	3,253	516,641

TOTAL HEALTH CARE		3,700,760

INDUSTRIALS - 13.0%
Airlines - 0.9%
Copa Holdings SA Class A	7,933	574,587
Commercial Services & Supplies - 0.6%
Deluxe Corp.	8,262	390,049
Electrical Equipment - 2.6%
Acuity Brands, Inc.	5,197	652,951
AMETEK, Inc.	16,607	1,113,998
		1,766,949
Machinery - 8.3%
Apergy Corp. (b)	24,885	970,266
Cummins, Inc.	6,622	905,161
Ingersoll-Rand PLC	13,280	1,274,083
PACCAR, Inc.	17,555	1,004,322
Parker Hannifin Corp.	3,674	557,089
Snap-On, Inc.	5,262	810,032
		5,520,953
Trading Companies & Distributors - 0.6%
MSC Industrial Direct Co., Inc. Class A	5,300	429,618

TOTAL INDUSTRIALS		8,682,156

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 2.4%
F5 Networks, Inc. (b)	4,231	741,610
Juniper Networks, Inc.	29,299	857,582
		1,599,192
IT Services - 4.0%
Amdocs Ltd.	15,990	1,011,687
DXC Technology Co.	15,212	1,107,890
Leidos Holdings, Inc.	8,963	580,623
		2,700,200
Semiconductors & Semiconductor Equipment - 1.0%
Skyworks Solutions, Inc.	7,439	645,408
Software - 1.0%
Symantec Corp.	36,200	657,030
Technology Hardware, Storage & Peripherals - 1.1%
Western Digital Corp.	17,283	744,379

TOTAL INFORMATION TECHNOLOGY		6,346,209

MATERIALS - 6.2%
Chemicals - 4.7%
Eastman Chemical Co.	8,575	671,851
Huntsman Corp.	49,922	1,092,293
Innospec, Inc.	7,098	474,998
Westlake Chemical Corp.	12,495	890,894
		3,130,036
Construction Materials - 0.8%
nVent Electric PLC	22,533	550,256
Containers & Packaging - 0.3%
Sonoco Products Co.	3,516	191,903
Metals & Mining - 0.4%
Steel Dynamics, Inc.	6,500	257,400

TOTAL MATERIALS		4,129,595

REAL ESTATE - 13.7%
Equity Real Estate Investment Trusts (REITs) - 8.9%
Apple Hospitality (REIT), Inc.	51,058	825,608
Brixmor Property Group, Inc.	30,468	493,582
Gaming & Leisure Properties	22,154	746,368
Hospitality Properties Trust (SBI)	13,700	350,994
Park Hotels & Resorts, Inc.	33,775	981,839
Public Storage	2,161	444,021
Store Capital Corp.	36,617	1,062,992
VEREIT, Inc.	141,602	1,037,943
		5,943,347
Real Estate Management & Development - 4.8%
CBRE Group, Inc. (b)	33,826	1,362,850
Jones Lang LaSalle, Inc.	7,214	954,124
Realogy Holdings Corp. (a)	48,587	926,554
		3,243,528

TOTAL REAL ESTATE		9,186,875

UTILITIES - 10.3%
Electric Utilities - 2.6%
FirstEnergy Corp.	29,898	1,114,597
OGE Energy Corp.	18,121	655,074
		1,769,671
Independent Power and Renewable Electricity Producers - 1.1%
NRG Energy, Inc.	19,981	723,112
Multi-Utilities - 6.6%
Ameren Corp.	22,701	1,466,029
CenterPoint Energy, Inc.	24,679	666,580
MDU Resources Group, Inc.	37,074	925,367
WEC Energy Group, Inc.	19,981	1,366,700
		4,424,676

TOTAL UTILITIES		6,917,459

TOTAL COMMON STOCKS
(Cost $71,167,540)		65,757,095

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 2.23% (c)	1,225,432	1,225,678
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	1,734,583	1,734,757
TOTAL MONEY MARKET FUNDS
(Cost $2,960,435)		2,960,435
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $74,127,975)		68,717,530
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(1,809,298)
NET ASSETS - 100%		$66,908,232

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,156
Fidelity Securities Lending Cash Central Fund	4,342
Total	$22,498

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 27, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 27, 2018